Consolidated Statements of Financial Position (Details) - Schedule of trade and other payables - EUR (€)	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Trade And Other Payables Abstract
Accrued liabilities from R&D projects	€ 2,254,550	€ 5,924,720
Accounts payable	1,566,400	1,685,037
Other accrued liabilities and payables	1,166,588	964,486
Total trade and other payables	€ 4,987,538	€ 8,574,243